united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 9/30

Date of reporting period: 3/31/17

Item 1. Reports to Stockholders.

ASCENDANT DEEP VALUE CONVERTIBLES FUND
ASCENDANT TACTICAL YIELD FUND

Semi-Annual Report
March 31, 2017

www.ascendantfunds.com
1 (855) 527-2363

Distributed by Northern Lights Distributors, LLC
Member FINRA

Ascendant Deep Value Convertibles Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, compared to its benchmarks:

					Annualized
	Six	One	Annualized	Annualized	Since Inception**
	Months	Year	Three Year	Five Year	March 31, 2017
Ascendant Deep Value Convertibles Fund Class A Shares	2.42%	4.23%	(2.80)%	1.67%	5.54%
Ascendant Deep Value Convertibles Fund Class A Shares with load	(3.50)%	(1.79)%	(4.70)%	0.47%	4.41%
Ascendant Deep Value Convertibles Fund Class C Shares	2.09%	3.53%	(3.46)%	0.96%	4.84%
Ascendant Deep Value Convertibles Fund Class I Shares	2.48%	4.46%	(2.53)%	1.92%	5.84%
Merrill Lynch Yield Alternative Index	4.22%	15.77%	0.96%	4.40%	5.70%
S&P Composite 1500 Index	10.30%	17.67%	10.25%	13.33%	16.69%
Dow Jones U.S. Select Dividend Total Return Index	8.23%	15.63%	11.51%	14.39%	16.52%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.68%, 3.43% and 2.43%, respectively, for Class A, Class C and Class I shares per the January 30, 2017 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and up to a 1.00% contingent deferred sales charge on certain redemption. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (855) 527-2363.

**	Commencement of operations is October 5, 2011.

The Merrill Lynch Yield Alternative Index (VYLD) measure the performance of convertible issuances with a greater than $50 million aggregate market value at issuance. The Merrill Lynch Yield Alternatives Index has replaced the Standard and Poor’s Composite 1500 Index as the Fund’s benchmark index to reflect changes to the Fund’s principal investment strategy. Investors cannot invest directly in an index.

The S&P Composite 1500 Index is an investable U.S. equity benchmark. The S&P Composite 1500 Index combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600 to cover approximately 90% of the U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks. Investors cannot invest directly in an index.

The Dow Jones U.S. Select Dividend Total Return Index measures the performance of 100 of the highest dividend-yielding securities (excluding real estate investment trusts (“REITs”)) in the Dow Jones U.S. Index. The benchmark index has been changed to reflect changes to the Fund’s investment strategy. Investors cannot invest directly in an index.

The Fund’s top asset classes and industry sectors as of March 31, 2017, are as follows:

Percent of
Top Ten Asset Class/Industry Sector	Net Assets
Mutual Funds
Open End Funds	30.2%
Close End Funds	2.4%
Exchange Traded Funds
Debt Funds	16.8%
Equity Funds	11.0%
Asset Allocation Fund	4.6%
Energy	3.9%
Basic Materials	2.8%
Technology	1.7%
Industrial	1.0%
Consumer, Non-Cyclical	0.2%
Other, Cash & Cash Equivalents	25.4%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Ascendant Tactical Yield Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, compared to its benchmarks:

			Annualized
			Inception**-
	Six Months	One Year	March 31, 2017
Ascendant Tactical Yield Fund Class A Shares	3.80%	6.75%	0.74%
Ascendant Tactical Yield Fund Class A Shares with load	(2.20)%	0.61%	(2.35)%
Ascendant Tactical Yield Fund Class I Shares	3.93%	6.99%	1.03%
Bloomberg Barclays Capital U.S Aggregate Bond Index	(2.18)%	0.44%	1.68%
Bloomberg Barclays Capital U.S. Treasury Bond 1-3 Year Term Index	(0.19)%	0.24%	0.59%
Bloomberg Barclays High Yield Ba/B 3% Issuer Constrained Index	3.44%	13.10%	4.76%
Ascendant Tactical Yield Fund Blend	0.34%	4.45%	2.37%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.65% and 2.39%, respectively, for Class A and Class I shares per the January 30, 2017 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and up to a 1.00% contingent deferred sales charge on certain redemptions. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (855) 527-2363.

**	Commencement of operations is May 8, 2015.

The Bloomberg Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The Bloomberg Barclays Capital U.S. Treasury Bond 1-3 Year Term Index measures the performance of government bonds issued by the U.S. Treasury.

The Bloomberg Barclays High Yield Ba/B 3% Issuer Constrained Index is an issuer-constrained version of the U.S. Corporate High-Yield Index that measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds rated Ba/B. The index limits the maximum exposure to any one issuer to 3%.

Ascendant Tactical Yield Fund Blend represents a blend of 1/3 Bloomberg Barclays Capital U.S. Aggregate Bond Index, 1/3 Bloomberg Barclays Capital U.S. Treasury Bond 1-3 Year Term Index and 1/3 Bloomberg Barclays High Yield Ba/B 3% Issuer Constrained Index.

The Fund’s top asset classes and industry sectors as of March 31, 2017, are as follows:

Percent of
Top Ten Asset Class/Industry Sector	Net Assets
Exchange Traded Fund
Equity Fund	14.8%
Asset Allocation Fund	11.8%
Mutual Funds
Open End Funds	68.4%
Close End Fund	0.4%
Other, Cash & Cash Equivalents	4.6%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Ascendant Deep Value Convertibles Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCK - 0.0%
	OIL & GAS - 0.0%
4	Goodrich Petroleum Corp. (Cost $5,895)	$56

Principal ($)
	CONVERTIBLE BONDS - 9.2%
	CHEMICALS - 2.7%
250,000	Aceto Corp., 2.000% due 11/1/20	229,688

	HEALTHCARE - SERVICES - 0.2%
14,000	Brookdale Senior Living, Inc., 2.750% due 6/15/18	13,825

	OIL & GAS - 3.6%
270,000	Alon USA Energy Inc, 3.000% 09/15/2018	297,169

	SOFTWARE - 1.7%
140,000	Cornerstone OnDemand, Inc., 1.500% due 7/1/18	143,412

	TRANSPORTATION - 1.0%
92,000	Scorpio Tankers, Inc., 2.375% due 7/1/19, 144A	83,892

	TOTAL CONVERTIBLE BONDS (Cost $724,134)	767,986
Shares
	EXCHANGE TRADED FUNDS - 32.4%
	ASSET ALLOCATION FUND - 4.6%
8,050	SPDR Bloomberg Barclays Convertible Securities ETF	387,205

	DEBT FUNDS - 16.8%
10,400	First Trust Senior Loan ETF	503,256
5,750	iShares iBoxx $High Yield Corporate Bond ETF	504,735
10,800	SPDR Bloomberg Barclays High Yield Bond ETF	398,844
		1,406,835
	EQUITY FUNDS - 11.0%
1,500	iShares Russell 2000 ETF	206,220
5,350	PowerShares QQQ Trust Series 1	708,233
		914,453

	TOTAL EXCHANGE TRADED FUNDS (Cost $2,671,207)	2,708,493

	CLOSED-END MUTUAL FUNDS - 2.4%
	DEBT FUNDS - 2.4%
6,900	Eaton Vance Senior Floating-Rate Trust	104,811
8,700	Nuveen Floating Rate Income Fund	100,137
	TOTAL CLOSED-END MUTUAL FUNDS (Cost $201,180)	204,948

	OPEN-END MUTUAL FUNDS - 30.2%
	DEBT FUNDS - 30.2%
46,555	Deer Park Total Return Credit Fund - Class I	504,656
109,291	Highland Floating Rate Opportunities Fund - Class Z	800,010
149,101	Oppenheimer Senior Floating Rate Fund - Class I	1,215,170
	TOTAL OPEN-END MUTUAL FUNDS (Cost $2,355,987)	2,519,836

See accompanying notes to financial statements.

Ascendant Deep Value Convertibles Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal ($)		Value
	CORPORATE BONDS & NOTES - 04%
	PIPELINES - 0.4%
50,000	Eagle Rock Energy Partners LP., 8.375% due 6/1/19 (Cost $27,862) +	$30,250

	WARRANT - 0.0%
50	Goodrich Petroleum Corporation (Cost $6,986)	—

Shares
	SHORT-TERM INVESTMENT - 24.2%
	MONEY MARKET FUND - 24.2%
2,017,028	JPMorgan U.S. Treasury Plus Money Market, Institutional Shares, 0.43% * (Cost $2,017,028)	2,017,028

	TOTAL INVESTMENTS - 98.8% (Cost $8,010,279) (a)	$8,248,597
	OTHER ASSETS LESS LIABILITIES - 1.2%	99,976
	NET ASSETS - 100.0%	$8,348,573

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,024,811 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$260,109
Unrealized Depreciation:	(36,323)
Net Unrealized Appreciation:	$223,786

*	Money market fund; interest rate reflects seven-day yield on March 31, 2017.

+	Defaulted security.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2017, such securities amounted to $83,892 or 1.0% of net assets.

See accompanying notes to financial statements.

ASCENDANT TACTICAL YIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 26.6%
	ASSET ALLOCATION FUND - 11.8%
83,600	SPDR Bloomberg Barclays Convertible Securities ETF	$4,021,160

	EQUITY FUND - 14.8%
38,200	PowerShares QQQ ETF	5,056,916

	TOTAL EXCHANGE TRADED FUNDS (Cost $9,014,656)	9,078,076

	CLOSED-END MUTUAL FUND - 0.4%
11,395	Nuveen Floating Rate Income Fund (Cost $135,269)	131,156

	OPEN END MUTUAL FUNDS - 68.4%
	DEBT FUNDS - 68.4%
348,283	AlphaCentric Income Opportunities Fund - Class I	3,994,812
192,678	American High-Income Trust - Class A	2,003,854
408,635	Deer Park Total Return Credit Fund - Class I	4,429,606
724,763	Highland Floating Rate Opportunities Fund - Class Z	5,305,266
480,769	Invesco High Yield Fund - Class Y	2,019,231
682,607	Oppenheimer Senior Floating Rate Plus Fund - Class I	5,563,247
	TOTAL OPEN END MUTUAL FUNDS (Cost $22,460,369)	23,316,016

	SHORT-TERM INVESTMENT - 0.2%
	MONEY MARKET FUND - 0.2%
79,683	JPMorgan U.S. Treasury Plus Money Market, Institutional Shares, 0.43% * (Cost $79,683)	79,683

	TOTAL INVESTMENTS - 95.6% (Cost $31,689,977) (a)	$32,604,931
	OTHER ASSETS LESS LIABILITIES - 4.4%	1,511,790
	NET ASSETS - 100.0%	$34,116,721

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,722,472 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$924,255
Unrealized Depreciation:	(41,796)
Net Unrealized Appreciation:	$882,459

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

See accompanying notes to financial statements.

The Ascendant Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

	Ascendant Deep
	Value Convertibles	Ascendant Tactical
	Fund	Yield Fund
ASSETS
Investment securities:
At cost	$8,010,279	$31,689,977
At value	$8,248,597	$32,604,931
Receivable for investments sold	485,811	3,433,684
Dividends and interest receivable	22,931	127,818
Receivable for Fund shares sold	3,787	1,868
Due from Adviser	106	—
Prepaid expenses & other assets	15,458	15,864
TOTAL ASSETS	8,776,690	36,184,165

LIABILITIES
Payable for investments purchased	399,168	2,012,362
Investment advisory fees payable	—	34,928
Distribution (12b-1) fees payable	1,431	6,919
Payable for Fund shares redeemed	5,747	1,243
Payable to related parties	6,650	—
Accrued expenses and other liabilities	15,121	11,992
TOTAL LIABILITIES	428,117	2,067,444
NET ASSETS	$8,348,573	$34,116,721

Net Assets Consist Of:
Paid in capital	$12,256,602	$33,941,846
Accumulated net investment income (loss)	(20,797)	7,916
Accumulated net realized loss from security transactions and swaps	(4,125,550)	(747,995)
Net unrealized appreciation of investments	238,318	914,954
NET ASSETS	$8,348,573	$34,116,721

Net Asset Value Per Share:
Class A Shares:
Net Assets	$6,211,389	$32,464,919
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	535,144	3,242,094
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$11.61	$10.01
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (a)(b)	$12.32	$10.62

Class C Shares:
Net Assets	$108,741
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,501
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.45

Class I Shares:
Net Assets	$2,028,443	$1,651,802
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	174,729	164,486
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.61	$10.04

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

(b)	Purchases of $1,000,000 or more of Class A shares may be subject to a 1% contingent deferred sales charge.

See accompanying notes to financial statements.

The Ascendant Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended Ended March 31, 2017

	Ascendant Deep
	Value Convertibles	Ascendant Tactical
	Fund	Yield Fund
INVESTMENT INCOME
Dividends	$145,529	$741,664
Interest	17,056	5,652
TOTAL INVESTMENT INCOME	162,585	747,316

EXPENSES
Investment advisory fees	49,791	198,158
Distribution (12b-1) fees:
Class A	8,048	39,241
Class C	620	—
Registration fees	16,953	15,457
Administration fees	14,360	13,763
Fund accounting fees	13,712	13,712
Transfer agent fees	8,976	8,976
Legal fees	7,480	7,480
Audit fees	7,080	7,080
Compliance officer fees	5,584	5,585
Shareholder reporting expense	4,987	4,987
Trustees’ fees	3,990	3,989
Custody fees	2,493	2,901
Insurance expense	499	499
Other expenses	3,989	5,485
TOTAL EXPENSES	148,562	327,313

Less: Expense waived by the Adviser	(46,841)	—

NET EXPENSES	101,721	327,313
NET INVESTMENT INCOME	60,864	420,003

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	(344,721)	595,180
Net change in unrealized appreciation on investments	492,390	207,706

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	147,669	802,886

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$208,533	$1,222,889

See accompanying notes to financial statements.

Ascendant Deep Value Convertibles Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016
FROM OPERATIONS
Net investment income	$60,864	$49,226
Net realized loss from security transactions and options written	(344,721)	(861,657)
Net change in unrealized appreciation of investments	492,390	303,192
Net increase (decrease) in net assets resulting from operations	208,533	(509,239)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(40,759)	(259,938)
Class C	(521)	(3,782)
Class I	(14,488)	(75,264)
From return of capital
Class A	—	(28,162)
Class C	—	(414)
Class I	—	(10,577)
Net decrease in net assets from distributions to shareholders	(55,768)	(378,137)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	365,709	546,981
Class I	94,008	761,909
Net asset value of shares issued in reinvestment of distributions
Class A	12,976	94,756
Class C	521	4,196
Class I	11,661	77,432
Payments for shares redeemed
Class A	(858,684)	(7,605,710)
Class C	(61,606)	(40,528)
Class I	(256,495)	(1,668,487)
Redemption fee proceeds
Class A	127	15
Class I	—	4
Net decrease in net assets from shares of beneficial interest	(691,783)	(7,829,432)

TOTAL DECREASE IN NET ASSETS	(539,018)	(8,716,808)

NET ASSETS
Beginning of Period	8,887,591	17,604,399
End of Period*	$8,348,573	$8,887,591
* Includes accumulated net investment loss of:	$(20,797)	$(25,893)

See accompanying notes to financial statements.

Ascendant Deep Value Convertibles Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016
SHARE ACTIVITY - CLASS A
Shares Sold	31,676	47,003
Shares Reinvested	1,118	8,238
Shares Redeemed	(74,175)	(645,322)
Net decrease in shares of beneficial interest outstanding	(41,381)	(590,081)

SHARE ACTIVITY - CLASS C
Shares Reinvested	45	368
Shares Redeemed	(5,470)	(3,462)
Net decrease in shares of beneficial interest outstanding	(5,425)	(3,094)

SHARE ACTIVITY - CLASS I
Shares Sold	8,114	66,226
Shares Reinvested	1,004	6,745
Shares Redeemed	(22,080)	(140,749)
Net decrease in shares of beneficial interest outstanding	(12,962)	(67,778)

See accompanying notes to financial statements.

Ascendant Tactical Yield Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016**
FROM OPERATIONS
Net investment income	$420,003	$178,930
Net realized gain (loss) from security transactions and swaps	595,180	(689,724)
Distributions of capital gains from underlying investment companies	—	49,739
Net change in unrealized appreciation of investments	207,706	707,248
Net increase in net assets resulting from operations	1,222,889	246,193

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(418,337)	—
Class I	(25,960)	—
Net decrease in net assets from distributions to shareholders	(444,297)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	9,817,461	13,846,161
Class I	134,000	1,312,819
Net asset value of shares issued in reinvestment of distributions
Class A	117,150	—
Class I	7,245	—
Payments for shares redeemed
Class A	(4,611,251)	(18,283,703)
Class I	(218,604)	(75,612)
Net increase (decrease) in net assets from shares of beneficial interest	5,246,001	(3,200,335)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,024,593	(2,954,142)

NET ASSETS
Beginning of Period	28,092,128	31,046,270
End of Period*	$34,116,721	$28,092,128
* Includes accumulated net investment income of:	$7,916	$32,210

SHARE ACTIVITY - CLASS A
Shares Sold	993,915	1,445,041
Shares Reinvested	11,881	—
Shares Redeemed	(466,239)	(1,909,836)
Net increase (decrease) in shares of beneficial interest outstanding	539,557	(464,795)

SHARE ACTIVITY - CLASS I
Shares Sold	13,383	136,615
Shares Reinvested	733	—
Shares Redeemed	(22,082)	(7,776)
Net increase (decrease) in shares of beneficial interest outstanding	(7,966)	128,839

**	The Ascendant Tactical Yield Fund commenced operations on May 8, 2015.

See accompanying notes to financial statements.

Ascendant Deep Value Convertibles Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended		Year Ended	Period Ended
	2017		September 30,	September 30,		September 30,		September 30,	September 30,
Class A Shares	(Unaudited)		2016	2015		2014		2013	2012 (1)
Net asset value, beginning of period	$11.41		$12.22	$13.65		$13.83		$12.44	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.08		0.05	0.18		0.18		0.05	(0.01)
Net realized and unrealized gain (loss) on investments	0.20		(0.49)	(1.11)		0.14	(12)	1.62	2.57
Total from investment operations	0.28		(0.44)	(0.93)		0.32		1.67	2.56
Less distributions from:
Net investment income	(0.08)		(0.32)	(0.12)		(0.31)		—	—
Net realized gains	—		—	(0.38)		(0.19)		(0.28)	(0.12)
Return of capital	—		(0.05)	—		—		—	—
Total distributions	(0.08)		(0.37)	(0.50)		(0.50)		(0.28)	(0.12)
Paid-in-Capital From Redemption Fees (2)	0.00	(3)	0.00 (3)	0.00	(3)	0.00	(3)	—	0.00	(3)
Net asset value, end of period	$11.61		$11.41	$12.22		$13.65		$13.83	$12.44
Total return (4)	2.42	% (8)	(3.58)%	(6.85)%		2.44%		13.45%	25.75	% (8)
Net assets, at end of period (000s)	$6,211		$6,579	$14,255		$28,885		$659	$1,540

Ratio of gross expenses to average net assets (5)(7)	3.48	% (6)	2.98%	2.22	% (11)	2.14	% (11)	7.37%	7.45	% (6)
Ratio of net expenses to average net assets (7)	2.40	% (6)	2.40%	2.40	% (10)	2.40	% (10)	2.40%	2.40	% (6)
Ratio of net investment income (loss) to average net assets (7)(9)	1.36	% (6)	0.39%	142%		1.30%		0.35%	(0.06	)% (6)
Portfolio Turnover Rate	169	% (8)	540%	123%		112%		165%	158	% (8)

(1)	The Ascendant Deep Value Convertibles Fund’s Class A shares commenced operations October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Net realized and unrealized gain on investments does not accord with the net amount reported in the Statement of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

Ascendant Deep Value Convertibles Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended		Year Ended	Period Ended
	2017		September 30,	September 30,		September 30,		September 30,	September 30,
Class C Shares	(Unaudited)		2016	2015		2014		2013	2012 (1)
Net asset value, beginning of period	$11.27		$12.05	$13.49		$13.67		$12.38	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.04		(0.04)	0.08		0.07		0.01	(0.10)
Net realized and unrealized gain (loss) on investments	0.20		(0.48)	(1.09)		0.16	(12)	1.55	2.60
Total from investment operations	0.24		(0.52)	(1.01)		0.23		1.56	2.50
Less distributions from:
Net investment income	(0.06)		(0.23)	(0.05)		(0.22)		—	—
Net realized gains	—		—	(0.38)		(0.19)		(0.27)	(0.12)
Return of capital	—		(0.03)	—		—		—	—
Total distributions	(0.06)		(0.26)	(0.43)		(0.41)		(0.27)	(0.12)
Paid-in-Capital From Redemption Fees (2)	—		—	0.00	(3)	0.00	(3)	—	—
Net asset value, end of period	$11.45		$11.27	$12.05		$13.49		$13.67	$12.38
Total return (4)	2.09	% (8)	(4.31)%	(7.54)%		1.77%		12.66%	25.14	% (8)
Net assets, at end of period (000s)	$109		$168	$217		$199		$76	$16
Ratio of gross expenses to average net assets (5)(7)	4.23	% (6)	3.78%	2.97	% (11)	2.89	% (11)	8.12%	8.20	% (6)
Ratio of net expenses to average net assets (7)	3.15	% (6)	3.15%	3.15	% (10)	3.15	% (10)	3.15%	3.15	% (6)
Ratio of net investment income (loss) to average net assets (7)(9)	1.08	% (6)	(0.33)%	0.66%		0.54%		0.06%	(0.81	)% (6)
Portfolio Turnover Rate	169	% (8)	540%	123%		112%		165%	158	% (8)

(1)	The Ascendant Deep Value Convertibles Fund’s Class C shares commenced operations October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Net realized and unrealized gain on investments does not accord with the net amount reported in the Statement of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

Ascendant Deep Value Convertibles Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended		Year Ended	Period Ended
	2017		September 30,	September 30,		September 30,		September 30,	September 30,
Class I Shares	(Unaudited)		2016	2015		2014		2013	2012 (1)
Net asset value, beginning of period	$11.41		$12.26	$13.69		$13.87		$12.49	$10.00
Activity from investment operations:
Net investment income (2)	0.09		0.08	0.21		0.22		0.09	0.02
Net realized and unrealized gain (loss) on investments	0.19		(0.48)	(1.11)		0.13	(12)	1.63	2.59
Total from investment operations	0.28		(0.40)	(0.90)		0.35		1.72	2.61
Less distributions from:
Net investment income	(0.08)		(0.39)	(0.15)		(0.34)		—	(0.00	) (3)
Net realized gains	—		—	(0.38)		(0.19)		(0.34)	(0.12)
Return of capital	—		(0.06)	—		—		—	—
Total distributions	(0.08)		(0.45)	(0.53)		(0.53)		(0.34)	(0.12)
Paid-in-Capital From Redemption Fees (2)	—		0.00 (3)	0.00	(3)	0.00	(3)	—	0.00	(3)
Net asset value, end of period	$11.61		$11.41	$12.26		$13.69		$13.87	$12.49
Total return (4)	2.48	% (8)	(3.25)%	(6.64)%		2.65%		13.77%	26.28	% (8)
Net assets, at end of period (000s)	$2,028		$2,141	$3,133		$5,170		$2,295	$991
Ratio of gross expenses to average net assets (5)(7)	3.23	% (6)	2.78%	1.97	% (11)	1.89	% (11)	7.12%	7.20	% (6)
Ratio of net expenses to average net assets (7)	2.15	% (6)	2.15%	2.15	% (10)	2.15	% (10)	2.15%	2.15	% (6)
Ratio of net investment income to average net assets (7)(9)	1.61	% (6)	0.67%	1.61%		1.56%		0.69%	0.19	% (6)
Portfolio Turnover Rate	169	% (8)	540%	123%		112%		165%	158	% (8)

(1)	The Ascendant Deep Value Convertibles Fund’s Class I shares commenced operations October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Net realized and unrealized gain on investments does not accord with the net amount reported in the Statement of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

Ascendant Tactical Yield Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Period Ended
	2017		September 30,		September 30,
Class A Shares	(Unaudited)		2016		2015 (1)
Net asset value, beginning of period	$9.77		$9.67		$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.12		0.05		(0.06)
Net realized and unrealized gain (loss) on investments	0.25		0.05		(0.27)
Total from investment operations	0.37		0.10		(0.33)
Less distributions from:
Net investment income	(0.13)		—		—
Total distributions	(0.13)		—		—
Net asset value, end of period	$10.01		$9.77		$9.67
Total return (3)	3.80%		1.03%		(3.30	)% (6)
Net assets, at end of period (000s)	$32,465		$26,401		$30,624
Ratio of gross expenses to average net assets (4)(7)	1.99	% (5)	2.11	% (9)	2.54	% (5)
Ratio of net expenses to average net assets (7)	1.99	% (5)	2.19	% (8)	2.25	% (5)
Ratio of net investment income (loss) to average net assets (7)	2.53	% (5)	0.53%		(1.52	)% (5)
Portfolio Turnover Rate	224	% (6)	1676%		910	% (6)

(1)	The Ascendant Tactical Yield Fund’s Class A commenced operations May 8, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from the prior period.

(9)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

See accompanying notes to financial statements.

Ascendant Tactical Yield Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Period Ended
	2017		September 30,		September 30,
Class I Shares	(Unaudited)		2016		2015 (1)
Net asset value, beginning of period	$9.81		$9.69		$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.14		0.17		(0.05)
Net realized and unrealized gain (loss) on investments	0.24		(0.05)		(0.26)
Total from investment operations	0.38		0.12		(0.31)
Less distributions from:
Net investment income	(0.15)		—		—
Total distributions	(0.15)		—		—
Net asset value, end of period	$10.04		$9.81		$9.69
Total return (3)	3.93	% (6)	1.24%		(3.10	)% (6)
Net assets, at end of period (000s)	$1,652		$1,691		$422
Ratio of gross expenses to average net assets (4)(7)	1.75	% (5)	1.85	% (9)	2.25	% (5)
Ratio of net expenses to average net assets (7)	1.75	% (5)	1.92	% (8)	2.00	% (5)
Ratio of net investment income (loss) to average net assets (7)	2.83	% (5)	1.73%		(1.26	)% (5)
Portfolio Turnover Rate	224	% (6)	1676%		910	% (6)

(1)	The Ascendant Tactical Yield Fund’s Class I shares commenced operations May 8, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from the prior period.

(9)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

See accompanying notes to financial statements.

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2017

1.	ORGANIZATION

The Ascendant Deep Value Convertibles Fund (previously known as Ascendant Diversified Income & Growth Fund) (“ADVCF”) and Ascendant Tactical Yield Fund (“ATY”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ADVCF each seek total return from income and growth of capital. ATY seeks capital preservation with a secondary objective of total return.

The Funds currently offer Class A and Class I shares. ADVCF also offers Class C shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETF’s”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Funds’ assets measured at fair value:

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

Ascendant Deep Value Convertibles Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$56	$—	$—	$56
Convertible Bonds	—	767,986	—	767,986
Exchange Traded Funds	2,708,493	—	—	2,708,493
Closed-End Mutual Funds	204,948	—	—	204,948
Open-End Mutual Funds	2,519,836	—	—	2,519,836
Corporate Bond & Notes	—	30,250	—	30,250
Short-Term Investment	2,017,028	—	—	2,017,028
Total	$7,450,361	$798,236	$—	$8,248,597

Ascendant Tactical Yield Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,078,076	$—	$—	$9,078,076
Closed-End Mutual Fund	131,156	—	—	131,156
Open-End Mutual Funds	23,316,016	—	—	23,316,016
Short-Term Investment	79,683	—	—	79,683
Total	$32,604,931	$—	$—	$32,604,931

There were no transfers into or out of Level 1, Level 2 or Level 3 during the period. It is the Funds’ policy to recognize transfers into or out of fair value levels at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Funds’ 2016 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $11,863,377 and $12,151,989, respectively, for ADVCF. For the six months ended March 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $76,290,370 and $66,692,323 respectively, for ATY.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ascendant Advisors, LLC serves as the Funds’ Investment Adviser (the “Adviser”). The Adviser has engaged Asset One, LLC as the sub-adviser to ATY.

Pursuant to an investment advisory agreement with the Trust, with respect to the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.15% of ADVCF and 1.20% of ATY average daily net assets. Pursuant to a sub-advisory agreement for ATY, the Advisor pays Asset One, LLC a sub-advisory fee, computed and accrued daily and paid monthly which does not impact the financial statements of the Fund. For the six months ended March 31, 2017, ADVCF incurred $49,791 in advisory fees and ATY incurred $198,158 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2018 for ADVCF and for ATY to waive a portion of its advisory fee and has agreed to reimburse ADVCF and ATY for other expenses to the extent necessary so that the total expenses incurred by the Funds (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) do not exceed the following:

	Class A	Class C	Class I
ADVCF	2.40%	3.15%	2.15%
ATY	2.25%	—	2.00%

These amounts will herein be referred to as the “expense limitations” and are based upon a per annum of the Funds’ average daily net assets.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund’s operating expenses to exceed the respective expense limitation. If any Fund’s operating expenses subsequently exceed its respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2017, the Adviser waived fees in the amount of $46,841 for ADVCF.

The following amounts are subject to recapture by the Adviser by the following dates:

9/30/2019
ADVCF	$64,961

During the six months ended March 31, 2017, AWM Services, LLC, a registered broker/dealer and an affiliate of the Adviser executed trades on behalf of the Funds. AWM Services, LLC received $10,303

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

from ADVCF and $20,550 from ATY in brokerage commissions.

Distributor – The Trust, on behalf of the Funds has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for Class A shares and Class C shares of the Funds (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A shares and an annual rate of 1.00% of the average daily net assets of each Fund’s Class C shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. On sales of ADVCF’s Class A shares for the six months ended March 31, 2017, the Distributor received $0 from front-end sales charges. On sales of ATY’s Class A shares for the six months ended March 31, 2017, the Distributor received $1,024 from front-end sales charges of which $129 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following years was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
9/30/2016	Income	Capital Gains	Capital	Total
ADVCF	$338,984	$—	$39,153	$378,137
ATY	—	—	—	—

For Fiscal Year Ended	Ordinary	Long-Term	Return of
9/30/2015	Income	Capital Gains	Capital	Total
ADVCF	$1,031,122	$174,403	$—	1,205,525
ATY	—	—	—	—

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
ADVCG	$—	$—	$(905,952)	$(2,886,238)	$—	$(268,604)	$(4,060,794)
ATY	32,210	—	(609,691)	(700,989)	—	674,753	(603,717)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss), and accumulated net realized gain (loss) from security transactions is primarily attributable to the tax deferral of losses on wash sales and tax adjustments related to deemed dividend distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
ADVCF	$22,548
ATY	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
ADVCF	$883,404
ATY	609,691

At September 30, 2016, the Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
ADVCF	$1,293,879	$1,592,359	$2,886,238
ATY	700,989	—	700,989

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and tax adjustments related to swaps and contingent payment debt instruments, resulted in reclassification for the year ended September 30, 2016 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
ADVCF	$(25,194)	$62,297	$(37,103)
ATY	—	—	—

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

6.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

The Ascendant Funds
EXPENSE EXAMPLES (Unaudited)
March 31, 2017

As a shareholder of Ascendant Deep Value Convertibles Fund and Ascendant Tactical Yield Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Ascendant Balanced Fund and Ascendant Deep Value Convertible Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Ascendant Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Ratio
	Account	Account	During Period	During Period
Actual	10/1/16	3/31/2017	10/1/16 - 3/31/2017*	10/1/16 - 3/31/2017**
Ascendant Deep Value Convertibles Fund:
Class A	$1,000.00	$1,024.20	$12.11	2.40%
Class C	$1,000.00	$1,020.90	$15.87	3.15%
Class I	$1,000.00	$1,024.80	$10.85	2.15%
Ascendant Tactical Yield Fund:
Class A	$1,000.00	$1,038.00	$10.11	1.99%
Class I	$1,000.00	$1,039.30	$8.90	1.75%

	Beginning	Ending	Expenses Paid	Expenses Ratio
	Account	Account	During Period	During Period
Hypothetical (5% return before Expenses)	10/1/16	3/31/2017	10/1/16 - 3/31/2017*	10/1/16 - 3/31/2017**
Ascendant Deep Value Convertibles Fund:
Class A	$1,000.00	$1,012.96	$12.04	2.40%
Class C	$1,000.00	$1,009.22	$15.78	3.15%
Class I	$1,000.00	$1,014.21	$10.80	2.15%
Ascendant Tactical Yield Fund:
Class A	$1,000.00	$1,015.01	$10.00	1.99%
Class I	$1,000.00	$1,016.21	$8.80	1.75%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

THE ASCENDANT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2017

Ascendant Deep Value Convertibles Fund, Ascendant Tactical Yield Fund (Adviser – Ascendant Advisors, LLC)*

In connection with the regular meeting held on December 6-7, 2016 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Ascendant Advisors, LLC (“Ascendant Advisors”) and the Trust, with respect to the Ascendant Deep Value Convertibles Fund (“Ascendant Deep Value”), and the Ascendant Tactical Yield Fund (“Ascendant Tactical (collectively the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement

Nature, Extent and Quality of Services. The Trustees noted that Ascendant managed approximately $130 million in assets and provided active portfolio management in equity, fixed income, and balanced strategies. The Trustees reviewed the background information of key Ascendant investment personnel. They further noted that the adviser’s investment process utilized a combination of quantitative and fundamental analysis, with the quantitative models used to identify companies with relative value as compared to peers. The Trustees recognized the commitment of the adviser’s team to continually monitor each portfolio investment while remaining consistent and disciplined in implementation of its quantitative research process. The Trustees noted that Ascendant monitored compliance with each of the Ascendant Funds’ investment limitations using checklists prior to entering new trades, while also reviewing portfolio holdings at least weekly to ensure compliance with each Funds’ guidelines and prospectus requirements and limitations. The Trustees noted that the adviser reported no material compliance or litigation issues since its previous advisory contract approval. The Board concluded that the adviser should continue to provide quality service to the Funds and their shareholders.

Performance. The Trustees reviewed each Fund’s performance as compared to its peer group, benchmark, and Morningstar category.

Ascendant Deep

The Trustees noted that the Fund continues to struggle with the investment strategy change implemented in late 2014. They further noted that the Fund has lagged its assigned Morningstar category dramatically every year since inception other than in 2012 when it only lagged the category by 45 basis points. The Trustees discussed the adviser’s stated reasons for the Fund’s underperformance. The Trustees noted that, over the past two years, the Fund has dramatically underperformed similar accounts managed by the adviser, which implement a similar investment strategy as that of the Fund, as well as underperforming the adviser selected peer group during the

THE ASCENDANT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2017

same time period. Based upon the Fund’s continuous underperformance, the Trustees determined that the adviser should provide an updated performance report to the Board in six months.

Ascendant Tactical

The Trustees noted that the Fund had generated an annual return of 1.24% during the past one year period ended on September 30, 2016. They further noted that the Fund lagged both its assigned Morningstar category as well as its adviser-selected index during the same period. The Trustees discussed the Fund’s lagging performance and noted that the Fund’s objective of capital preservation had weighed down its returns during a positive bond market. The Trustees postulated that the Fund’s investment strategy might exhibit stronger performance in a declining bond market. The Trustees concluded that the advisor should be retained for a full market cycle to better evaluate how well the Fund can preserve capitol and secondarily provide total return.

Fees and Expenses.

Ascendant Deep

The Trustees noted the adviser’s fee charged for services provided to the Fund was 1.15%, which exceeded the average advisory fee of its peer group and of its Morningstar category. They further noted that the advisory fee was higher than any of the funds in the peer group, while well within the range of the Fund’s Morningstar category. The Trustees considered that the Fund had a higher net expense ratio than its peer group average and its Morningstar category average, while falling well within the range of both the peer group average and the Morningstar category. When evaluating the Fund’s expense ratio, the Trustees considered that the Fund was very small in comparison to larger funds comprising its peer group and Morningstar category that may benefit from economies of scale. The Trustees discussed the expense limitation agreement currently in place and noted the adviser intended to renew the agreement. After further discussion, in light of the size of the Fund and the expense limitations currently in place, the Trustees agreed that the advisory fee was not unreasonable.

Ascendant Tactical

The Trustees noted the adviser’s fee charged for services provided to the Fund was 1.20%, which exceeded the average advisory fee of its peer group and of its Morningstar category. They further noted that the advisory fee was well within the range of both the Fund’s peer group and its Morningstar category. The Trustees considered that the Fund has a higher net expense ratio than its Morningstar category average, but was equal to the average of its peer group. They further discussed that the Fund’s net expense ratio was well within the range of both the Fund’s peer group and its Morningstar category. They discussed the relationship of the advisory fee to the sub-advisory fee, and the allocation of responsibilities between the adviser and the sub-adviser. The Trustees discussed the expense limitation agreement currently in place and noted the adviser intended to renew the agreement. After further discussion, the Trustees agreed that the advisory fee was reasonable.

Profitability. The Trustees considered the estimated profits realized by the adviser in connection with the operation of each of the Funds and whether the amount of profit was a fair entrepreneurial profit with respect to the services provided to each of the Funds. They noted that the adviser had realized a loss with respect to Ascendant Deep and a modest profit from its relationship with

THE ASCENDANT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2017

Ascendant Tactical. They considered the benefits derived by the affiliated broker that executed trades on behalf of the Funds. The Trustees reviewed a profitability analysis provided by the adviser and noted that, based on the information provided, the profits earned by the adviser from its relationship with each of the Funds was not excessive.

Economies of Scale. The Trustees noted that the adviser estimated economies of scale would be realized for each Fund at approximately $500 million in total Fund assets. They noted the adviser indicated its willingness to consider breakpoints in each Fund’s advisory fee as each Fund’s assets grew. After discussion, the Trustees agreed that the absence of breakpoints was acceptable at this time.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure for each of Ascendant Deep, and Ascendant Tactical was reasonable and that renewal of the advisory agreement was in the best interests of the shareholders of each Fund.

AssetOne, LLC (Sub-Adviser to Ascendant Tactical)

Nature, Extent, and Quality of Services. The Trustees reviewed the background information of the key investment personnel responsible for servicing the Fund. They further noted that the sub-adviser utilizes technical indicators and fundamental research to examine market conditions, near term momentum, high performing funds within various sectors, alpha, and risk/reward ratios to determine portfolio selection for the Fund. The Trustees discussed strategy risk as it pertained to the sub-adviser and noted their belief that the sub-adviser has taken appropriate steps to mitigate the specific risks associated with its strategy. They further noted that the sub-adviser reported no material compliance or litigation issues to the Board since its previous sub-advisory agreement approval. The Trustees noted that the sub-adviser had adequate staff and resources to manage the Fund in a manner that emphasized capital preservation. The Trustees concluded that the sub-adviser should continue to provide quality service to the adviser, the Fund, and its shareholders.

Performance. The Trustees noted that the Fund had generated an annual return of 1.24% during the past one year period ended on September 30, 2016, and that the sub-adviser managed the entirety of the Fund’s portfolio. They further noted that the Fund lagged both its assigned Morningstar category as well as its adviser-selected index during the same period. The Trustees discussed the Fund’s lagging performance and noted that the Fund’s objective of capital preservation has weighed down its returns during a positive bond market. The Trustees postulated that the Fund’s investment strategy might exhibit stronger performance in a declining bond market. The Trustees concluded that the sub-adviser, like the Fund’s adviser, should be retained for a full market cycle to better evaluate how well the Fund can preserve capital and secondarily provide total return.

Fees and Expenses. The Trustees noted that the sub-adviser charged a tiered advisory fee of 0.50% for assets up to $100M and 0.60% for assets over $100M for its services to the Fund. They further noted that the sub-adviser’s fee charged to the adviser was much lower than the fee it charged to its other managed accounts. After consideration, the Trustees concluded that sub-advisory fee was reasonable.

THE ASCENDANT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2017

Economies of Scale. The Trustees considered whether it is likely that the sub-adviser realized economies of scale with respect to the management of the Fund. The Trustees agreed that meaningful economies were unlikely given the size of the Fund and that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Profitability. The Trustees noted that AssetOne earned a modest profit from its relationship with the Fund. The Trustees reviewed a profitability analysis provided by the sub-adviser and noted that, based on the information provided, the profit earned by the sub-adviser from its relationship with the Fund was not excessive.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable and that approval of the sub-advisory agreement was in the best interests of the adviser, the Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-527-2363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-527-2363.

INVESTMENT ADVISER
Ascendant Advisors, LLC
Four Oaks Place
1330 Post Oaks Blvd., Suite 1550
Houston, TX 77056

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/8/17

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 6/8/17